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SmartETFs Dividend Builder ETF
SUMMARY SECTION SmartETFs Dividend Builder ETF
Investment Objective
SmartETFs Dividend Builder ETF seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Dividend Builder ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees	SmartETFs Dividend Builder ETF SmartETFs Dividend Builder ETF Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	SmartETFs Dividend Builder ETF SmartETFs Dividend Builder ETF Shares
Management Fees:	0.45%
Distribution and Service (12b-1) Fees:	none
All Other Expenses:	1.57%	[1]
Total Annual Fund Operating Expense	2.02%
Fee Waiver/Expense Reimbursement	(1.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%
[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's total annual operating expenses to 0.65% through June 30, 2024. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in SmartETFs Dividend Builder ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years
SmartETFs Dividend Builder ETF | SmartETFs Dividend Builder ETF Shares | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when SmartETFs Dividend Builder ETF shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year of this Fund (when it was operated as a mutual fund), the fund's portfolio turnover rate was 18.50% of the average value of its portfolio.

Principal Investment Strategies

The SmartETFs Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities in dividend-paying companies that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years). Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser uses fundamental analysis to assess a company's ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company's ability to achieve consistent, real dividend growth is its consistency in generating returns on capital, which is a measure of income produced by a company when compared to capital invested in the company's operations. In the Adviser's view, "dividend builder" refers to a dividend-paying company which the Adviser believes will experience increasing dividends over time. The Adviser seeks to invest in companies that have returned a real cash flow (cash flow adjusted for inflation) on investment of at least 10% for each of the last 10 years and, in the opinion of the Adviser, are likely to grow their dividend over time; however, this is one of several criteria used by the Adviser and it is possible that not all investments may meet this criterion. The Fund will not change this strategy unless it gives shareholders at least 60 days' notice.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company's business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity and its potential for share price appreciation or return and for consistent, real (after inflation) dividend growth while maintaining company value.

The Fund will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund will invest in companies on a global basis, meaning that it will generally hold both domestic and foreign companies, and may invest in companies in developed markets and emerging markets outside of the United States, including companies in Europe, including France, Germany, Netherlands, Switzerland, the United Kingdom, and countries in Asia, including China, Australia, South Korea and Japan. The Fund's currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund's total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Principal Risks

You can lose money investing in shares of SmartETFs Dividend Builder ETF and investing in shares of this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. There can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility. You can lose money by investing in shares of this Fund.

The Fund is subject to the following risks, which could affect the Fund's net asset value per share ("NAV"), trading price, yield, total return or the Fund's ability to meet its investment objective. These risks are also described in the "Principal Risks" and "Risks of Investing in Our Fund" sections of this prospectus and in the Fund's Statement of Additional Information. You can lose money by investing in shares of this Fund.

●	Dividend Paying Securities Risk. The Fund invests in securities that pay dividends. There is no guarantee that the securities held by the Fund will declare or pay dividends in the future, or that dividends will remain at current levels or increase.

●	Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may become worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company's financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

●	Market Risk. General market conditions can affect the value of the Fund's securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

●	Global Risks. The Fund invests in companies in multiple countries globally, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company's country or region). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company's principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

○	Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in shutdowns and economic stimulus packages. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Fund's portfolio, including by affecting their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Risks Associated with Investments in Companies outside the United States.

●	Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal and regulatory risks, based on the size of their securities markets, competition for investments, interest rates, global or foreign trade activities (restrictions and tariffs or threats of changes to restrictions or tariffs), and changes in the global economy, such as "Brexit", the withdrawal of the United Kingdom from the European Union. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund's ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

○	Sensitivity to global events. Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

○	European Securities. The Fund may invest in companies in France, Germany, Netherlands, Switzerland, and the United Kingdom. Companies in countries in the European Union may be more sensitive to changes as a result of Brexit, the withdrawal of the United Kingdom from the European Union. These changes could include changes in how goods, technology or services are delivered or received between the European Union countries and the United Kingdom.

○	Securities of Companies in Asia. The Fund may invest in securities of companies in Asia, including China and Taiwan. Investments in securities of Chinese companies can be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China's regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Countries in Asia may be more dependent on global trade relationships; interruptions in global trade could adversely affect securities of companies in Asia.

○	Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

●	Currency and Currency Exchange Risks. The Fund's currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund's NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The value of ETF shares could decline if the foreign currency of a market in which the Fund declines against the US Dollar.

●	Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than U.S. markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund's holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund's investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

●	Emerging Markets Risks. The Fund may invest in companies in emerging markets, including China. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. The Fund's investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

●	Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund's ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Other Principal Risks

●	Management Risk. The Fund's strategy may not achieve its investment objective; portfolio manager judgments about securities may be incorrect or the Adviser might not properly implement the strategy.

●	Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

●	Liquidity Risk. The Funds invest in securities, which may become illiquid, and there is liquidity risk associated with the Fund's own shares. Securities in which the Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund's books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund's shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

●	Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company's ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund's service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

Risks of Investing in ETFs

●	Shares May Trade At Prices Other Than NAV. "ETF Shares" are the Fund's individual exchange-traded shares, which are listed for trading on the NYSE Arca. ETF Shares are bought and sold in the secondary market at market prices. The Fund's NAV is calculated once per day, at the end of the day. The market price of a Share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

○	Market Price could vary from NAV. The market price of an ETF Share on the exchange can change throughout the day and may differ from the Fund's NAV per share, which is calculated only one per day, at the end of the day.

○	Market Price could vary from NAV due to foreign holdings. The market price of an ETF Share on the exchange may differ from the NAV. The Fund will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is held by the Fund and included in the Fund's NAV will be the most recent closing price in that security's local market, updated for currency changes, until that local market opens again. In that case, the prices used in calculating the Fund's NAV may be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. When all or a portion of the Fund's portfolio consists of securities traded in a market that is closed when the market for the Fund's shares is open, there could be differences between the value of ETF Shares and the value of the Fund's underlying portfolio. This could lead to differences between market price of ETF Shares and the underlying value of the Fund shares. These differences can be magnified during times of significant market activity and could contribute to ETF Shares trading at a premium or discount.

○	Costs of buying, selling or holding ETF Shares. Purchases and sales of ETF Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transacting in small numbers of shares. The difference between the price investors are willing to pay for ETF Shares (the "bid" price) and the price at which investors are willing to sell ETF Shares (the "ask" price) is called the "spread." The spread with respect to the Fund's shares varies over time based on the Fund's trading volume and market liquidity, and is generally lower (or "narrower") if the Fund has a lot of trading volume and market liquidity and higher (or "wider") if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling shares of the Fund, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the Fund's NAV.

●	Cash Redemption Risk. The Fund may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. Generally, the Fund will effectuate redemptions in kind. For some portfolio holdings traded in specific foreign markets that do not permit in-kind transfers, the Fund will need to sell securities and deliver cash to redeeming Authorized Participants. There is a risk that the Fund could lose money if it had to sell its securities in times of overall market turmoil or when the Fund's portfolio securities have declined in value, or if the securities become illiquid. Selling securities could generate capital gains and cause the Fund to incur brokerage expenses, and could result in tax consequences.

●	Redemption Risk. ETF Shares are not individually redeemable. The Fund only redeems ETF Shares in Creation Units, which are large blocks of shares, from Authorized Participants. If you want to liquidate some or all of your investment in shares of the Fund, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

●	Absence of Active Trading Market Risk. Although ETF Shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for ETF Shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or "step away" from making a market in ETF Shares, and market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund's market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process (that is, arbitrage will be less effective at keeping the market price of the ETF Shares aligned closely with the value of its underlying portfolio). Trading in ETF Shares on the NYSE Arca exchange may be halted if individual or market-wide "circuit breakers" are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of the ETF Shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors. Any absence of an active market for ETF Shares could lead to a heightened risk that there will be a difference between the market price of an ETF Share and the underlying value of the ETF Share.

●	Authorized Participant Risk. Only a limited number of financial institutions that enter into an authorized participant agreement with the Funds may engage in creation or redemption transactions. If the Fund's Authorized Participants decide not to create or redeem shares, ETF Shares may trade at a premium or discount to the Fund's net asset value. This risk could be heightened because the Fund will invest in non-U.S. securities, which may be traded outside a collateralized settlement system. In such a case, Authorized Participants may be required to post collateral for some trades on an agency basis (that is, on behalf of other market participants), which only a limited number of Authorized Participants may be willing to do. This risk could also be heightened because the Fund uses a focused investment strategy. If Authorized Participants do not proceed with creation and redemption orders for shares, the Fund's share price could trade at a discount to NAV and could face trading halts or de-listing.

For more information on the risks of investing in this Fund, please see the Principal Risks and Additional Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The following performance information indicates some of the risks of investing in the SmartETFs Dividend Builder ETF. The SmartETFs Dividend Builder ETF will not commence operations until after the closing of the Reorganization. At that time, SmartETFs Dividend Builder ETF will adopt the performance history of its predecessor mutual fund, the Guinness Atkinson Dividend Builder Fund.

The annual returns bar chart demonstrates the risks of investing in the SmartETFs Dividend Builder ETF by showing how the predecessor mutual fund's performance has varied from year to year. The table also demonstrates these risks by showing how the predecessor mutual fund's average annual returns compare with those of two broad-based indices. Unlike the predecessor mutual fund's returns, these index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund's website www.smartetfs.com.

During the period shown in the bar chart, the best performance for a quarter was 11.89% (for the quarter ended March 31, 2019. The worst performance was -8.69% (for the quarter ended December 31, 2018).

Average Annual Total Returns as of 12/31/19
Average Annual Total Returns - SmartETFs Dividend Builder ETF		1 Year	5 Years	10 Years	Inception Date
SmartETFs Dividend Builder ETF Shares		26.71%	8.70%	10.50%	Mar. 30, 2012
SmartETFs Dividend Builder ETF Shares | After Taxes on Distributions	[1]	25.91%	8.02%	9.65%	Mar. 30, 2012
SmartETFs Dividend Builder ETF Shares | After Taxes on Distributions and Sales	[1]	16.59%	6.80%	8.37%	Mar. 30, 2012
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)		27.67%	8.73%	10.02%	Mar. 30, 2012
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.